PENSION AND OTHER POSTRETIREMENT BENEFITS	12 Months Ended
Dec. 28, 2013
PENSION AND OTHER POSTRETIREMENT BENEFITS
PENSION AND OTHER POSTRETIREMENT BENEFITS

NOTE 6. PENSION AND OTHER POSTRETIREMENT BENEFITS

Defined Benefit Plans

        We sponsor a number of defined benefit plans, the benefits under some of which have been frozen, covering eligible employees in the U.S. and certain other countries. Benefits payable to an employee are based primarily on years of service and the employee's compensation during the course of his or her employment with us. While we have not expressed any intent to terminate these plans, we may do so at any time, subject to applicable laws and regulations.

        We are also obligated to pay unfunded termination indemnity benefits to certain employees outside of the U.S., which are subject to applicable agreements, local laws and regulations. We have not incurred significant costs related to termination indemnity arrangements, and therefore, no related costs are included in the disclosures below.

        Effective December 31, 2011, benefits under our U.K. defined benefit plan were frozen. Benefits under this plan stopped accruing; however, benefits accrued through December 31, 2011 were preserved and will be paid out (for employees fully vested at the time of retirement or other qualified event) under the terms of the plan. We did not incur curtailment loss in connection with the freezing of benefits under this plan.

        Employees who participated in our U.S. defined benefit plan, the Avery Dennison Pension Plan ("ADPP"), between December 1, 1986 and November 30, 1997, may also have a benefit under our Stock Holding and Retirement Enhancement Plan ("SHARE Plan"), a defined contribution plan. The ADPP is a floor offset plan that coordinates the amount of projected benefit obligation to an eligible participant with the SHARE Plan. The total benefit payable to an eligible participant equals the greater of the value of the participant's benefit from the ADPP or the value of the participant's SHARE Plan account. Lower than expected asset returns on the participant balances in the SHARE Plan may increase the projected benefit obligation under the ADPP. In the fourth quarter of 2013, we amended the SHARE Plan to require participants to make an early election of whether they want to (a) receive their assets in the SHARE Plan as a distribution, in which case their retirement benefit under the ADPP would be offset by the annuity equivalent of these assets, or (b) transfer their SHARE Plan assets to the ADPP and receive the full ADPP retirement benefit in annuity form, rather than wait to make such election upon termination of employment. The amendment resulted in an estimated actuarial loss of $21 million to the ADPP, which is subject to future amortization. This estimate will be adjusted by the end of 2014 to reflect the actual elections of participants.

Plan Assets

        During 2012, we transitioned the investment management of the ADPP assets to a liability driven investment (LDI) strategy. Under an LDI strategy, the assets are invested in a diversified portfolio that is split into two sub-portfolios: a growth portfolio and a liability hedging portfolio. The growth portfolio consists primarily of equity and high-yield fixed income securities. The liability hedging portfolio consists primarily of investment grade fixed income securities and cash, and is intended, over time, to more closely match the liabilities of the plan. The investment objective of the portfolio is to improve the funded status of the plan; as funded status reaches certain trigger points, the portfolio moves to a more conservative asset allocation by increasing the allocation to the liability hedging portfolio. The current allocation is 51% in the growth portfolio and 49% in the liability hedging portfolio, subject to periodic fluctuations due to market movements. The plan assets are diversified across asset classes, striving to balance risk and return within the limits of prudent risk-taking and Section 404 of the Employee Retirement Income Security Act of 1974, as amended. Because many of the pension liabilities are long-term, the investment horizon is also long-term, but the investment plan must also ensure adequate near-term liquidity to fund benefit payments.

        Assets of our international plans are invested in accordance with local accepted practices and primarily include equity securities, fixed income securities, insurance contracts and cash. Asset allocations and investments vary by country and plan. Our target plan asset investment allocation for our international plans combined is 37% in equity securities, 48% in fixed income securities and cash, and 15% in insurance contracts and other investments, subject to periodic fluctuations in these respective asset classes.

Fair Value Measurements

        The following is a description of the valuation methodologies used for assets measured at fair value:

        Cash is valued at nominal value. Money market funds are valued at net asset value ("NAV"). Mutual funds are valued at fair value as determined by quoted market prices, based upon the NAV of shares held by the plans at year-end. Pooled funds, which include real estate pooled funds and multi-asset common trust funds, are comprised of shares or units in funds that are not publicly traded and are valued at net unit value, as determined by the fund's trustees based on the underlying securities in the trust. Equities are valued at the closing price reported on the active market on which the individual securities are traded. Real estate investment trusts are valued based on quoted prices in active markets. Debt securities consist primarily of treasury securities and corporate bonds, which are valued using bid prices; observable market inputs to determine these prices include reportable trades, benchmark yields, credit spreads, broker/dealer quotes, bids and offers. Insurance contracts are valued at book value, which approximates fair value and is calculated using the prior year balance plus or minus investment returns and changes in cash flows. Pooled funds – alternative investments are investments in a fund of hedge funds and are valued monthly on a one-month lag. We assess information available to us to determine whether there are any material changes to values at the reporting date. As of the end of fiscal 2013, our investment in pooled funds – alternative investments was subject to a lock up period which ends in 2014, after which shares may be redeemed quarterly upon 65 days' notice.

        The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while we believe the valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

        The following table sets forth, by level within the fair value hierarchy, U.S. plan assets (all in the ADPP) at fair value as of year-end 2013:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Cash	$15.8	$15.8	$–	$–
Liability hedging portfolio
Pooled funds – Corporate debt/agencies	332.7	–	332.7	–
Pooled funds – U.S. bonds, other fixed income	.4	–	.4	–

Total liability hedging portfolio	333.1	–	333.1	–

Growth portfolio (1)
Pooled funds – Global equities	60.0	–	60.0	–
Pooled funds – Global real estate investment trusts	45.8	–	45.8	–
Pooled funds – High yield bonds	65.2	–	65.2	–
Pooled funds – International	86.6	–	86.6	–
Pooled funds – U.S. equities	89.5	–	89.5	–
Pooled funds – Alternative investments	51.2	–	–	51.2

Total growth portfolio	398.3	–	347.1	51.2

Total U.S. plan assets at fair value	$747.2	$15.8	$680.2	$51.2

Other assets (2)	.2

Total U.S. plan assets	$747.4

(1)
"Pooled funds – International" excludes U.S. equity securities; "Pooled funds – Global equities" includes U.S. equity securities.
(2)
Included accrued recoverable taxes at year-end 2013.

        The following table presents a reconciliation of Level 3 for U.S. plan assets held during the year ended December 28, 2013:

Level 3 Assets
(In millions)	Pooled Funds – Alternative Investments

Balance at December 29, 2012	$–
Net realized and unrealized gain	1.2
Purchases	50.0
Settlements	–
Impact of changes in foreign currency exchange rates	–

Balance at December 28, 2013	$51.2

        The following table sets forth, by level within the fair value hierarchy, international plan assets at fair value as of year-end 2013:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Cash	$4.7	$4.7	$–	$–
Fixed income securities
Mutual funds	.3	.3	–	–
Pooled funds – Emerging markets bonds	6.2	–	6.2	–
Pooled funds – European bonds	193.8	–	193.8	–
Pooled funds – U.K. bonds	56.6	–	56.6	–
Pooled funds – Global bonds	3.3	–	3.3	–
Pooled funds – High yield bonds	6.7	–	6.7	–

Total fixed income securities	266.9	.3	266.6	–

Equity securities
Pooled funds – Emerging markets	20.9	–	20.9	–
Pooled funds – U.K.	17.2	–	17.2	–
Pooled funds – Global	151.3	–	151.3	–
Pooled funds – Real estate investment trusts	28.8	–	28.8	–

Total equity securities	218.2	–	218.2	–

Other investments
Pooled funds – Commodities	9.5	–	9.5	–
Pooled funds – Real estate	7.7	–	7.7	–
Pooled funds – Other	31.7	–	31.7	–
Insurance contracts	27.4	–	–	27.4

Total other investments	76.3	–	48.9	27.4

Total international plan assets at fair value	$566.1	$5.0	$533.7	$27.4

Other assets	.5

Total international plan assets	$566.6

        The following table presents a reconciliation of Level 3 for international plan assets held during the year ended December 28, 2013:

Level 3 Assets
(In millions)	Insurance Contracts

Balance at December 29, 2012	$27.8
Net realized and unrealized gain	.8
Purchases	2.4
Settlements	(6.7)
Transfers (1)	2.3
Impact of changes in foreign currency exchange rates	.8

Balance at December 28, 2013	$27.4

(1)
Includes transfers in Switzerland related to the OCP and DES divestitures.

        The following table sets forth, by level within the fair value hierarchy, U.S. plan assets (all in the ADPP) at fair value as of year-end 2012:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Cash	$8.0	$8.0	$–	$–
Liability hedging portfolio
Pooled funds – Corporate debt/agencies	216.1	–	216.1	–

Total liability hedging portfolio	216.1	–	216.1	–

Growth portfolio (1)
Pooled funds – Global equities	65.2	–	65.2	–
Pooled funds – Global real estate investment trusts	43.3	–	43.3	–
Pooled funds – High yield bonds	63.7	–	63.7	–
Pooled funds – International	97.5	–	97.5	–
Pooled funds – U.S. equities	154.5	–	154.5	–

Total growth portfolio	424.2	–	424.2	–

Total U.S. plan assets at fair value	$648.3	$8.0	$640.3	$–

Other assets (2)	.2

Total U.S. plan assets	$648.5

(1)
"Pooled funds – International" excludes U.S. equity securities; "Pooled funds – Global equities" includes U.S. equity securities.
(2)
Included accrued recoverable taxes at year-end 2012.

        The following table sets forth, by level within the fair value hierarchy, international plan assets at fair value as of year-end 2012:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Cash	$6.2	$6.2	$–	$–
Fixed income securities
Mutual funds	.3	.3	–	–
Pooled funds – European bonds	239.0	–	239.0	–
Pooled funds – Global bonds	9.0	–	9.0	–

Total fixed income securities	248.3	.3	248.0	–

Equity securities
Pooled funds – Asia Pacific region	12.7	–	12.7	–
Pooled funds – Emerging markets	18.5	–	18.5	–
Pooled funds – European region	46.3	–	46.3	–
Pooled funds – Global	81.5	–	81.5	–
Pooled funds – Real estate investment trusts	28.9	–	28.9	–
Pooled funds – U.S.	10.6	–	10.6	–

Total equity securities	198.5	–	198.5	–

Other investments
Pooled funds – Other	33.8	–	33.8	–
Insurance contracts	27.8	–	–	27.8

Total other investments	61.6	–	33.8	27.8

Total international plan assets at fair value	$514.6	$6.5	$480.3	$27.8

Other assets	.4

Total international plan assets	$515.0

        The following table presents a reconciliation of Level 3 for international plan assets held during the year ended December 29, 2012:

Level 3 Assets
(In millions)	Insurance Contracts

Balance at December 31, 2011	$26.5
Net realized and unrealized gain	.5
Purchases	2.0
Settlements	(1.7)
Impact of changes in foreign currency exchange rates	.5

Balance at December 29, 2012	$27.8

Postretirement Health Benefits

        We provide postretirement health benefits to certain U.S. retired employees up to the age of 65 under a cost-sharing arrangement, and provide supplemental Medicare benefits to certain U.S. retirees over the age of 65. Our policy is to fund the cost of the postretirement benefits from operating cash flows. While we have not expressed any intent to terminate postretirement health benefits, we may do so at any time, subject to applicable laws and regulations.

        In November 2011, we made certain changes to our U.S. postretirement health benefit plan. As a result of these changes, we will no longer subsidize retiree medical premiums for eligible participants who retired after December 31, 2013. In addition, beginning January 1, 2012, retiree medical premiums for eligible participants who retired on or after January 1, 2007 were based on the claims expense of the retiree group, resulting in a higher premium rate for retirees and lower claims expense for us.

Plan Assumptions

Discount Rate

        In consultation with our actuaries, we annually review and determine the discount rates to be used in connection with our postretirement obligations. The assumed discount rate for each pension plan reflects market rates for high quality corporate bonds currently available. In the U.S., our discount rate is determined by evaluating yield curves consisting of large populations of high quality corporate bonds. The projected pension benefit payment streams are then matched with the bond portfolios to determine a rate that reflects the liability duration unique to our plans.

Long-term Return on Assets

        We determine the long-term rate of return assumption for plan assets by reviewing the historical and expected returns of both the equity and fixed income markets, taking into account our asset allocation, the correlation between our asset classes, and the mix of active and passive investments. Additionally, current market conditions, including interest rates, are evaluated and market data is reviewed for reasonability and appropriateness.

Healthcare Cost Trend Rate

        Our practice is to fund the cost of postretirement benefits from operating cash flows. For measurement purposes, a 7% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2014. This rate is expected to decrease to approximately 5% by 2018.

        A one-percentage-point change in assumed health care cost trend rates would have the following effects:

(In millions)	One-percentage-point Increase	One-percentage-point Decrease

Effect on total of service and interest cost components	$.01	$(.01)
Effect on postretirement benefit obligations	.3	(.3)

Plan Balance Sheet Reconciliations

        The following table provides a reconciliation of benefit obligations, plan assets, funded status of the plans and accumulated other comprehensive loss, for our defined benefit plans:

Plan Benefit Obligations

	Pension Benefits				U.S. Postretirement Health Benefits
	2013		2012		2013	2012
(In millions)	U.S.	Int'l	U.S.	Int'l

Change in projected benefit obligations
Projected benefit obligations at beginning of year	$963.7	$597.6	$835.8	$519.5	$12.0	$12.4
Service cost	.4	13.0	.3	9.0	–	–
Interest cost	39.7	23.3	40.3	24.5	.3	.4
Participant contribution	–	4.1	–	4.1	1.2	1.2
Amendments (1)	19.9	–	–	–	–	–
Actuarial (gain) loss (2)	(59.8)	8.5	131.5	50.5	(.5)	1.7
Plan transfer (3)	5.7	7.1	2.0	.1	–	–
Benefits paid	(45.4)	(21.2)	(46.2)	(22.3)	(3.5)	(3.7)
Curtailments	9.5	(1.7)	–	–	(.4)	–
Settlements	–	(6.0)	–	–	–	–
Foreign currency translation	–	18.1	–	12.2	–	–

Projected benefit obligations at end of year	$933.7	$642.8	$963.7	$597.6	$9.1	$12.0

Accumulated benefit obligations at end of year	$933.7	$601.7	$961.4	$559.0

(1)
Amendments to the U.S. pension plan related to the SHARE plan.
(2)
Actuarial gain/loss in 2013 included an out-of-period adjustment of $15 million recorded in the fourth quarter of 2013 to properly state the balance sheet pension liability by increasing the projected benefit obligation as a result of a change from the historical method of projecting the SHARE Plan asset values. The corresponding adjustment affected other comprehensive income, with no impact to net income in 2013, and is subject to future amortization. The impact of this out-of-period adjustment was not considered material to the current or any previous financial statements.
(3)
Plan transfer for the U.S. represented a transfer from the Avery Dennison Corporation Employee Savings Plan. Plan transfers for the international plans include transfers in Switzerland and Germany related to the OCP and DES divestitures.

Plan Assets

	Pension Benefits				U.S. Postretirement Health Benefits
	2013		2012		2013	2012
(In millions)	U.S.	Int'l	U.S.	Int'l

Change in plan assets
Plan assets at beginning of year	$648.5	$515.0	$551.2	$441.3	$–	$–
Actual return on plan assets	61.8	26.6	83.9	62.7	–	–
Plan transfer (1)	5.7	2.3	2.0	–	–	–
Employer contributions	76.8	28.9	57.6	19.4	2.3	2.5
Participant contributions	–	4.1	–	4.1	1.2	1.2
Benefits paid	(45.4)	(21.2)	(46.2)	(22.3)	(3.5)	(3.7)
Settlements	–	(6.0)	–	–	–	–
Foreign currency translation	–	16.9	–	9.8	–	–

Plan assets at end of year	$747.4	$566.6	$648.5	$515.0	$–	$–

(1)
Plan transfer for the U.S. represented a transfer from our savings plan. Plan transfers for the international plans include transfers in Switzerland related to the OCP and DES divestitures.

Funded Status

	Pension Benefits				U.S. Postretirement Health Benefits
	2013		2012		2013	2012
(In millions)	U.S.	Int'l	U.S.	Int'l

Funded status of the plans
Other assets	$–	$35.4	$–	$38.3	$–	$–
Other accrued liabilities	(3.6)	(2.7)	(3.9)	(2.1)	(2.2)	(2.7)
Long-term retirement benefits and other liabilities	(182.7)	(108.9)	(311.3)	(118.9)	(6.9)	(9.3)

Plan assets less than benefit obligations	$(186.3)	$(76.2)	$(315.2)	$(82.7)	$(9.1)	$(12.0)

	Pension Benefits						U.S. Postretirement Health Benefits
	2013		2012		2011		2013	2012	2011
	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Weighted-average assumptions used for determining year-end obligations
Discount rate	4.85%	3.88%	4.00%	3.94%	4.75%	4.80%	3.45%	2.85%	3.75%
Rate of increase in future compensation levels	–	2.24	–	2.24	–	2.79	–	–	–

        The amount in non-current pension assets represents the net assets of our overfunded plans, which consist of a few international plans. The amounts in current and non-current pension liabilities represent the net obligations of our underfunded plans, which consist of all U.S. and several international plans.

        For U.S. and international plans combined, the projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $1.25 billion and $953.7 million, respectively, at year-end 2013 and $1.27 billion and $829.2 million, respectively, at year-end 2012.

        For U.S. and international plans combined, the accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $1.22 billion and $938.6 million, respectively, at year-end 2013 and $1.24 billion and $816.5 million, respectively, at year-end 2012.

Accumulated Other Comprehensive Loss

        The following table sets forth the pretax amounts, including that of discontinued operations, recognized in "Accumulated other comprehensive loss" in the Consolidated Balance Sheets:

	Pension Benefits				U.S. Postretirement Health Benefits
	2013		2012		2013	2012
(In millions)	U.S.	Int'l	U.S.	Int'l

Net actuarial loss	$466.9	$129.5	$558.8	$131.4	$26.6	$29.9
Prior service cost (credit)	21.0	2.5	1.5	2.9	(26.2)	(43.3)
Net transition obligation	–	.5	–	.4	–	–

Net amount recognized in accumulated other comprehensive loss (income)	$487.9	$132.5	$560.3	$134.7	$.4	$(13.4)

        The following table sets forth the pretax amounts, including that of discontinued operations, recognized in "Other comprehensive loss (income)":

	Pension Benefits						U.S. Postretirement Health Benefits
	2013		2012		2011		2013	2012	2011
(In millions)	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Net actuarial (gain) loss	$(73.4)	$6.1	$93.5	$16.4	$133.6	$18.1	$(.9)	$1.7	$7.0
Prior service cost (credit)	19.9	–	–	–	–	–	–	–	(34.1)
Amortization of net actuarial loss and prior service cost (credit)	(18.9)	(8.3)	(15.3)	(3.3)	(8.9)	(3.8)	14.7	2.1	.6

Net amount recognized in other comprehensive (income) loss	$(72.4)	$(2.2)	$78.2	$13.1	$124.7	$14.3	$13.8	$3.8	$(26.5)

Plan Income Statement Reconciliations

        The following table sets forth the components of net periodic benefit cost, which are recorded in income from continuing operations, for our defined benefit plans:

	Pension Benefits						U.S. Postretirement Health Benefits
	2013		2012		2011		2013	2012	2011
(In millions)	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Service cost	$.4	$13.0	$.3	$9.1	$.3	$10.5	$–	$–	$1.3
Interest cost	39.7	23.3	40.3	24.5	40.2	26.3	.3	.5	1.7
Expected return on plan assets	(48.1)	(22.6)	(45.9)	(22.1)	(45.7)	(24.9)	–	–	–
Recognized actuarial loss	17.7	6.3	14.3	3.1	8.5	4.0	2.5	2.7	1.9
Amortization of prior service cost (credit)	.3	.5	.4	.4	.4	.4	(4.1)	(4.8)	(2.5)
Amortization of transition asset	–	(.1)	–	(.5)	–	(.5)	–	–	–
Recognized gain on curtailment (1)	–	(1.5)	–	–	–	(.2)	–	–	–
Recognized loss (gain) on settlement (2)	–	.5	.6	–	–	(.1)	–	–	–

Net periodic benefit cost (credit)	$10.0	$19.4	$10.0	$14.5	$3.7	$15.5	$(1.3)	$(1.6)	$2.4

(1)
Recognized gain on curtailment in 2013 related to a plan in Taiwan and was recorded in "Other expense, net" in the Consolidated Statements of Income.
(2)
Represented settlement events in the U.S. in 2012.

        In 2013, in connection with the sale of our OCP and DES businesses, we recognized a curtailment gain of $13.1 million associated with our postretirement health and welfare benefit plans, partially offset by curtailment and settlement losses of $10.4 million associated with our pension plans. The net gain of $2.7 million was recorded in "(Loss) income from discontinued operations, net of tax" in the Consolidated Statements of Income. Refer to Note 2, "Discontinued Operations, Exit/Sale of Product Lines, Sale of Assets and Assets Held for Sale," for more information on the sale.

        The following table sets forth the weighted-average assumptions used for determining net periodic cost:

	Pension Benefits						U.S. Postretirement Health Benefits
	2013		2012		2011		2013	2012	2011
	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Discount rate	4.00%	3.94%	4.75%	4.80%	5.50%	5.24%	2.85%	3.75%	5.25%
Expected long-term rate of return on plan assets	8.00	4.78	8.00	4.95	8.00	5.48	–	–	–
Rate of increase in future compensation levels	–	2.24	–	2.79	–	2.95	–	–	–

Plan Contributions

        We make contributions to our defined benefit plans sufficient to meet the minimum funding requirements of applicable laws and regulations, plus additional amounts, if any, we determine to be appropriate. In 2014, we expect to contribute approximately $4 million to our U.S. pension plans. We also expect to contribute approximately $17 million to our international pension plans, bringing our total expected contribution to our U.S. and international pension plans to approximately $21 million.

        We also expect to contribute approximately $2 million to our postretirement benefit plan in 2014.

Future Benefit Payments

        Anticipated future benefit payments, which reflect expected service periods for eligible participants, are as follows:

	Pension Benefits		U.S. Postretirement Health Benefits

(In millions)	U.S.	Int'l

2014	$48.4	$20.7	$2.3
2015	49.6	21.0	1.7
2016	51.0	22.6	1.1
2017	53.2	22.9	.9
2018	70.1	23.8	.6
2019 – 2023	289.9	138.7	2.0

Estimated Amortization Amounts in Accumulated Other Comprehensive Loss

        Our estimates of fiscal year 2014 amortization of amounts included in "Accumulated other comprehensive loss" are as follows:

	Pension Benefits		U.S. Postretirement Health Benefits

(In millions)	U.S.	Int'l

Net actuarial loss	$15.7	$5.3	$2.7
Prior service cost (credit)	1.2	.4	(3.3)
Net transition obligation	–	.1	–

Net amount to be recognized	$16.9	$5.8	$(.6)

Defined Contribution Plans

        We sponsor various defined contribution plans worldwide, with the largest plan being the Avery Dennison Corporation Employee Savings Plan ("Savings Plan"), a 401(k) plan available to our U.S. employees. Employees hired after December 31, 2008, who were no longer eligible to participate in our defined benefit pension plans and early retiree medical plan, received an enhanced employer matching contribution in the Savings Plan through December 31, 2010. Effective January 1, 2011, we increased and made uniform our matching contribution for all participants in the Savings Plan in connection with the freezing of benefits under the ADPP and Benefit Restoration Plan effective December 31, 2010.

        We recognized expense from continuing operations of $21 million, $19.8 million, and $19.3 million in 2013, 2012, and 2011, respectively, related to our employer contributions and employer match of participant contributions to the Savings Plan.

Other Retirement Plans

        We have deferred compensation plans which permit eligible employees and directors to defer a portion of their compensation. The compensation voluntarily deferred by the participant, together with certain employer contributions, earn specified and variable rates of return. As of year-end 2013 and 2012, we had accrued $128.6 million and $128.3 million, respectively, for our obligations under these plans. These obligations are funded by corporate-owned life insurance contracts and standby letters of credit. As of year-end 2013 and 2012, these obligations were secured by standby letters of credit of $3 million and $16 million, respectively. Proceeds from the insurance policies are payable to us upon the death of covered participants. The cash surrender value of these policies, net of outstanding loans, included in "Other assets" in the Consolidated Balance Sheets, was $204.6 million and $187.4 million at year-end 2013 and 2012, respectively.

        Our deferred compensation expense (gain) from continuing operations was $5.9 million, $7.1 million, and $(4.1) million for 2013, 2012, and 2011, respectively. A portion of the interest on certain of our contributions may be forfeited by participants if their employment terminates before age 55 other than by reason of death or disability.

        We maintain a Directors Deferred Equity Compensation Plan, which allows our non-employee directors to elect to receive their cash compensation in deferred stock units ("DSUs") issued under our stock option and incentive plan. Dividend equivalents, representing the value of dividends per share paid on shares of our common stock and calculated with reference to the number of DSUs held as of a quarterly dividend record date, are credited in the form of additional DSUs. A director's DSUs are converted into shares of our common stock upon his or her resignation or retirement. Approximately .1 million DSUs were outstanding as of year-end 2013 and 2012, with an aggregate value of $5.5 million and $3.1 million, respectively.